Consolidated statements of stockholders' equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant [Member]
Deemed dividend on warrant inducement per share		$ 1.42
Series C Preferred Stock [Member]
Preferred stock accretion to redemption value per share	$ 0.94
Dividend Declared [Member] | Series A Preferred Stock [Member]
Preferred Stock, Dividends Per Share, Declared	2.19	$ 2.19	$ 0.16
Dividend Declared [Member] | Series C Preferred Stock [Member]
Preferred Stock, Dividends Per Share, Declared	$ 28.06